GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.00%
27,688	Air Liquide SA	$ 4,520,801
11,300	Air Water Inc	198,242
11,414	Akzo Nobel NV(a)	1,274,331
72,200	Anglo American PLC	2,827,435
23,458	Antofagasta PLC	546,251
42,079	ArcelorMittal SA(b)	1,211,098
4,022	Arkema SA	487,088
75,100	Asahi Kasei Corp	866,934
53,699	BASF SE	4,462,563
172,230	BHP Group Ltd	5,974,554
122,978	BHP Group PLC	3,539,959
28,528	BlueScope Steel Ltd	420,981
15,994	Boliden AB(b)	593,430
8,744	Brenntag SE	746,993
6,139	Chr Hansen Holding A/S(b)	557,634
12,200	Clariant AG	246,159
10,368	Covestro AG(c)	697,570
8,053	Croda International PLC	704,389
483	EMS-Chemie Holding AG	431,472
101,833	Evolution Mining Ltd	317,252
11,734	Evonik Industries AG	415,209
31,245	Evraz PLC	248,744
100,522	Fortescue Metals Group Ltd	1,532,015
12,144	Fresnillo PLC	144,611
538	Givaudan SA	2,075,198
584,258	Glencore PLC(b)	2,293,643
11,300	Hitachi Metals Ltd	186,528
44,403	ICL Group Ltd	260,310
30,500	JFE Holdings Inc	376,311
10,754	Johnson Matthey PLC	446,575
11,100	Kansai Paint Co Ltd	296,913
10,022	Koninklijke DSM NV	1,694,308
19,300	Kuraray Co Ltd	220,776
4,714	Lanxess AG	347,917
73,700	Mitsubishi Chemical Holdings Corp	553,531
9,200	Mitsubishi Gas Chemical Co Inc	226,299
10,200	Mitsui Chemicals Inc	322,807
29,214	Mondi PLC	744,564
47,299	Newcrest Mining Ltd	893,567
41,500	Nippon Paint Holdings Co Ltd	599,413
8,000	Nippon Sanso Holdings Corp	152,531
47,374	Nippon Steel Corp	808,566
6,900	Nissan Chemical Corp(a)	369,167
9,000	Nitto Denko Corp	771,486
76,837	Norsk Hydro ASA	493,521
62,046	Northern Star Resources Ltd	449,444
12,459	Novozymes A/S Class B(a)	797,210
47,400	Oji Holdings Corp(a)	307,341
21,570	Rio Tinto Ltd	1,823,033
65,604	Rio Tinto PLC	5,003,933
20,700	Shin-Etsu Chemical Co Ltd	3,506,588
13,885	Smurfit Kappa Group PLC	651,494
4,344	Solvay SA	540,637
286,111	South32 Ltd	614,036
32,753	Stora Enso OYJ Class R	611,008
Shares		Fair Value
Basic Materials — (continued)
85,900	Sumitomo Chemical Co Ltd	$ 445,673
13,700	Sumitomo Metal Mining Co Ltd	593,693
35,658	Svenska Cellulosa AB SCA Class B(b)	631,150
7,342	Symrise AG	890,819
79,100	Toray Industries Inc	510,687
16,400	Tosoh Corp	314,100
11,646	Umicore SA	617,874
31,563	UPM-Kymmene OYJ	1,134,308
7,239	voestalpine AG	299,788
10,149	Yara International ASA	528,707
		67,371,169
Communications — 5.85%
14,219	Adevinta ASA(b)	209,509
53,564	Auto Trader Group PLC(b)(c)	409,406
47,361	Bollore SA(b)	228,560
522,424	BT Group PLC(b)	1,114,140
24,400	CyberAgent Inc	440,433
7,490	Delivery Hero SE(b)(c)	970,836
12,200	Dentsu Group Inc	392,724
194,470	Deutsche Telekom AG	3,919,253
8,273	Elisa OYJ	496,247
12,500	Hakuhodo DY Holdings Inc	208,777
1,100	Hikari Tsushin Inc	221,778
227,900	HKT Trust & HKT Ltd	325,296
916	Iliad SA	173,998
89,506	Informa PLC(b)	690,847
7,200	Kakaku.com Inc	197,081
94,900	KDDI Corp(a)	2,923,935
213,388	Koninklijke KPN NV	723,825
25,600	M3 Inc(b)	1,757,391
4,627	Mercari Inc(b)	211,242
14,600	MonotaRO Co Ltd	396,074
3,614	Nice Ltd(b)	785,690
75,000	Nippon Telegraph & Telephone Corp	1,935,144
326,215	Nokia OYJ(b)	1,302,788
114,772	Orange SA	1,412,385
263,000	PCCW Ltd	148,524
43,521	Pearson PLC	463,946
28,278	Prosus NV	3,146,752
8,933	Proximus SADP	194,364
12,915	Publicis Groupe SA	787,589
49,400	Rakuten Group Inc	590,175
4,972	Schibsted ASA Class A(b)	208,977
5,882	Schibsted ASA Class B(b)	210,827
6,224	Scout24 AG(c)	472,177
19,298	SEEK Ltd(b)	420,634
23,839	SES SA	189,117
471,800	Singapore Telecommunications Ltd	857,288
169,000	SoftBank Corp(a)	2,198,617
91,600	SoftBank Group Corp	7,798,608
113,311	Spark New Zealand Ltd	354,908
1,468	Swisscom AG(a)	787,607
27,591	Tele2 AB Class B	372,201
833,470	Telecom Italia SpA	461,346

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Communications — (continued)
170,647	Telefonaktiebolaget LM Ericsson Class B	$ 2,261,970
65,599	Telefonica Deutschland Holding AG	192,434
292,623	Telefonica SA	1,315,604
42,289	Telenor ASA	745,038
148,437	Telia Co AB	643,589
242,153	Telstra Corp Ltd	627,019
22,307	TPG Telecom Ltd	107,771
8,300	Trend Micro Inc	416,644
6,569	United Internet AG	263,720
48,181	Vivendi SE	1,581,482
1,579,398	Vodafone Group PLC	2,879,729
3,312	Wix.com Ltd(b)	924,777
15,502	Wolters Kluwer NV(b)	1,346,429
70,036	WPP PLC	892,313
158,200	Z Holdings Corp	789,132
6,700	ZOZO Inc	198,484
		56,297,151
Consumer, Cyclical — 13.49%
2,100	ABC-Mart Inc(b)	118,587
10,696	Accor SA(b)	402,983
11,130	adidas AG(b)	3,476,923
38,500	Aeon Co Ltd	1,149,999
10,000	Aisin Corp	380,863
7,500	ANA Holdings Inc(b)	174,510
33,267	Aristocrat Leisure Ltd	872,780
11,300	Bandai Namco Holdings Inc	807,808
60,535	Barratt Developments PLC(b)	622,500
19,435	Bayerische Motoren Werke AG	2,016,905
7,097	Berkeley Group Holdings PLC	434,399
31,300	Bridgestone Corp	1,272,499
20,242	Bunzl PLC	647,621
23,837	Burberry Group PLC(b)	623,411
30,745	Cie Financiere Richemont SA	2,952,237
9,826	Cie Generale des Etablissements Michelin SCA	1,471,648
27,700	City Developments Ltd	164,749
104,176	Compass Group PLC(b)	2,104,039
6,422	Continental AG(b)	850,112
900	Cosmos Pharmaceutical Corp	140,398
23,402	Crown Resorts Ltd(b)	209,775
50,038	Daimler AG	4,465,895
32,900	Daiwa House Industry Co Ltd	965,586
24,900	Denso Corp	1,659,937
18,499	Deutsche Lufthansa AG(a)(b)	245,359
12,694	Electrolux AB Class B(a)	352,908
34,707	Entain PLC(b)	725,582
9,364	Evolution Gaming Group AB(c)	1,378,990
3,500	Fast Retailing Co Ltd	2,797,822
5,925	Faurecia SE(b)	315,278
13,041	Ferguson PLC	1,557,462
7,289	Ferrari NV	1,524,744
9,528	Flutter Entertainment PLC(b)	2,043,846
125,000	Galaxy Entertainment Group Ltd(b)	1,130,042
Shares		Fair Value
Consumer, Cyclical — (continued)
363,105	Genting Singapore Ltd	$ 248,781
47,119	H & M Hennes & Mauritz AB Class B(a)(b)	1,061,897
1,841	Hermes International	2,036,148
16,700	Hino Motors Ltd	143,635
95,300	Honda Motor Co Ltd	2,872,869
2,700	Hoshizaki Corp	241,433
7,856	Iida Group Holdings Co Ltd	190,356
63,700	Industria de Diseno Textil SA	2,104,653
10,273	InterContinental Hotels Group PLC(b)	706,329
31,200	Isuzu Motors Ltd	335,082
78,700	ITOCHU Corp(a)	2,555,076
7,200	Japan Airlines Co Ltd(b)	161,251
12,300	Jardine Strategic Holdings Ltd(a)	404,916
27,425	JD Sports Fashion PLC(b)	311,688
4,394	Kering SA	3,032,124
121,012	Kingfisher PLC(b)	530,237
5,800	Koito Manufacturing Co Ltd	390,237
5,439	La Francaise des Jeux SAEM(b)(c)	247,160
3,000	Lawson Inc	147,210
16,230	LVMH Moet Hennessy Louis Vuitton SE	10,840,893
98,800	Marubeni Corp(a)	825,185
12,100	Marui Group Co Ltd	228,057
31,400	Mazda Motor Corp(b)	257,271
3,400	McDonald's Holdings Co Japan Ltd	156,719
12,687	Melco Resorts & Entertainment Ltd ADR(b)	252,598
78,000	Mitsubishi Corp	2,211,227
95,300	Mitsui & Co Ltd(a)	1,988,944
11,588	Moncler SpA(b)	663,633
7,569	Next PLC(b)	820,140
14,300	NGK Insulators Ltd	262,441
10,100	NGK Spark Plug Co Ltd	174,979
6,600	Nintendo Co Ltd	3,719,994
138,800	Nissan Motor Co Ltd(b)	775,427
4,500	Nitori Holdings Co Ltd	871,669
11,500	Oriental Land Co Ltd	1,730,534
24,800	Pan Pacific International Holdings Corp	585,389
128,200	Panasonic Corp	1,660,120
5,921	Pandora A/S	633,248
18,152	Persimmon PLC	735,012
5,591	Puma SE(b)	548,152
52,855	Qantas Airways Ltd(b)	205,137
280	Rational AG(a)	217,505
11,202	Renault SA(b)	484,397
13,400	Ryohin Keikaku Co Ltd	318,066
143,600	Sands China Ltd(b)	719,741
1,337	SEB SA	235,539
10,200	Sega Sammy Holdings Inc	159,429
22,000	Sekisui Chemical Co Ltd	423,618
35,100	Sekisui House Ltd	755,006
13,300	Sharp Corp(a)	230,287
1,000	Shimamura Co Ltd	115,556

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,400	Shimano Inc	$ 1,050,897
82,800	Singapore Airlines Ltd(b)	341,932
132,000	SJM Holdings Ltd	173,222
5,041	Sodexo SA(b)	482,971
73,700	Sony Group Corp	7,799,927
8,200	Stanley Electric Co Ltd	244,914
124,032	Stellantis NV	2,194,540
35,100	Subaru Corp	701,529
68,600	Sumitomo Corp(a)	981,780
45,100	Sumitomo Electric Industries Ltd	678,159
3,500	Sundrug Co Ltd	128,228
21,500	Suzuki Motor Corp	979,311
4,736	Swatch Group AG	664,356
123,460	Tabcorp Holdings Ltd	441,094
210,560	Taylor Wimpey PLC	523,374
10,600	Teijin Ltd(a)	182,886
7,100	Toho Co Ltd	288,466
3,800	Toyoda Gosei Co Ltd	100,179
8,800	Toyota Industries Corp	786,363
124,055	Toyota Motor Corp	9,653,963
12,300	Toyota Tsusho Corp	517,959
2,000	Tsuruha Holdings Inc	258,076
13,700	USS Co Ltd	268,703
13,197	Valeo SA	447,741
1,919	Volkswagen AG(a)	696,191
83,262	Volvo AB Class B(a)	2,108,612
6,200	Welcia Holdings Co Ltd	212,721
66,291	Wesfarmers Ltd	2,662,154
11,642	Whitbread PLC(b)	549,408
97,200	Wynn Macau Ltd(a)(b)	189,105
43,400	Yamada Holdings Co Ltd(b)	234,543
7,600	Yamaha Corp	414,148
17,300	Yamaha Motor Co Ltd	425,763
8,901	Zalando SE(b)(c)	872,191
		129,840,598
Consumer, Non-Cyclical — 24.33%
40,248	a2 Milk Co Ltd(b)	242,969
9,000	Adecco Group AG	607,067
1,071	Adyen NV(b)(c)	2,389,844
27,200	Ajinomoto Co Inc	557,567
28,433	Alcon Inc(b)	1,995,297
11,300	Alfresa Holdings Corp	218,163
26,009	Amadeus IT Group SA(b)	1,852,578
10,091	Ambu A/S Class B	473,900
6,956	Amplifon SpA(b)	258,838
44,825	Anheuser-Busch InBev SA	2,817,837
2,563	Argenx SE(a)(b)	704,760
26,300	Asahi Group Holdings Ltd	1,113,299
12,200	Asahi Intecc Co Ltd	336,752
25,986	Ashtead Group PLC	1,550,901
20,854	Associated British Foods PLC(b)	692,560
108,300	Astellas Pharma Inc	1,668,285
76,724	AstraZeneca PLC	7,656,696
29,020	Atlantia SpA(b)	543,089
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
176	Barry Callebaut AG	$ 398,479
57,364	Bayer AG	3,635,340
6,011	Beiersdorf AG	635,130
2,327	BioMerieux	296,039
87,783	Brambles Ltd	708,116
134,133	British American Tobacco PLC	5,097,565
88,700	Budweiser Brewing Co APAC Ltd(c)	265,512
16,787	Bureau Veritas SA(b)	477,704
5,500	Calbee Inc	140,202
2,196	Carl Zeiss Meditec AG	331,014
5,946	Carlsberg AS Class B	911,876
36,546	Carrefour SA	661,690
64	Chocoladefabriken Lindt & Spruengli AG	1,053,463
39,600	Chugai Pharmaceutical Co Ltd	1,609,100
27,470	Coca-Cola Amatil Ltd	280,913
7,100	Coca-Cola Bottlers Japan Holdings Inc	123,911
12,082	Coca-Cola European Partners PLC	625,221
11,271	Coca-Cola HBC AG	358,088
3,920	Cochlear Ltd	630,551
76,956	Coles Group Ltd	938,444
6,922	Coloplast A/S Class B	1,040,702
26,600	CSL Ltd	5,375,959
15,300	Dai Nippon Printing Co Ltd	320,926
100,200	Daiichi Sankyo Co Ltd	2,923,413
36,129	Danone SA	2,472,969
35,936	Davide Campari-Milano NV	402,218
6,849	Demant A/S(b)	289,922
136,734	Diageo PLC	5,616,328
1,599	DiaSorin SpA	256,553
13,961	Edenred	728,960
14,500	Eisai Co Ltd	974,604
16,667	EssilorLuxottica SA	2,715,181
35,811	Essity AB Class B(a)	1,131,812
2,809	Etablissements Franz Colruyt NV	167,467
7,935	Eurofins Scientific SE(b)	758,432
52,988	Experian PLC	1,824,768
32,899	Fisher & Paykel Healthcare Corp Ltd	738,668
12,397	Fresenius Medical Care AG & Co KGaA	913,185
24,566	Fresenius SE & Co KGaA	1,094,674
2,669	Galapagos NV(a)(b)	205,953
3,763	Genmab A/S(b)	1,237,627
293,345	GlaxoSmithKline PLC	5,192,253
2,300	GMO Payment Gateway Inc	305,617
7,488	GN Store Nord AS	589,372
17,142	Grifols SA	448,640
4,439	H Lundbeck A/S	151,576
6,645	Heineken Holding NV	590,465
15,049	Heineken NV	1,544,904
8,690	HelloFresh SE(b)	647,476
6,271	Henkel AG & Co KGaA	621,285
10,773	Hikma Pharmaceuticals PLC	337,800

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,900	Hisamitsu Pharmaceutical Co Inc	$ 189,226
5,468	ICA Gruppen AB(a)	267,393
55,658	Imperial Brands PLC	1,140,664
9,692	Intertek Group PLC	748,115
2,414	Ipsen SA	206,940
3,200	Ito En Ltd	196,284
109,191	J Sainsbury PLC	364,985
70,800	Japan Tobacco Inc	1,360,097
4,941	JDE Peet's NV(a)(b)	181,138
15,781	Jeronimo Martins SGPS SA	265,567
7,589	Just Eat Takeaway.com NV(a)(b)(c)	698,311
27,700	Kao Corp	1,832,872
9,094	Kerry Group PLC Class A	1,135,745
16,062	Kesko OYJ Class B	491,215
8,500	Kikkoman Corp	506,895
47,700	Kirin Holdings Co Ltd	915,274
3,000	Kobayashi Pharmaceutical Co Ltd	280,201
7,800	Kobe Bussan Co Ltd(b)	209,135
65,099	Koninklijke Ahold Delhaize NV	1,815,803
53,651	Koninklijke Philips NV(b)	3,059,480
2,000	Kose Corp	283,459
15,100	Kyowa Kirin Co Ltd	452,208
14,100	Lion Corp	274,868
4,331	Lonza Group AG	2,422,326
14,729	L'Oreal SA	5,642,424
10,800	Medipal Holdings Corp	207,592
6,300	MEIJI Holdings Co Ltd	405,127
7,683	Merck KGaA	1,314,213
26,104	Mowi ASA	648,337
168,438	Nestle SA	18,776,860
23,105	Nexi SpA(b)(c)	403,120
4,800	NH Foods Ltd(b)	205,992
18,200	Nihon M&A Center Inc	493,649
2,700	Nippon Shinyaku Co Ltd	201,019
10,325	Nisshin Seifun Group Inc	172,523
3,900	Nissin Foods Holdings Co Ltd	289,152
7,190	NMC Health PLC(b)	496
129,813	Novartis AG	11,096,508
100,673	Novo Nordisk A/S Class B	6,783,713
28,137	Ocado Group PLC(b)	788,499
67,300	Olympus Corp	1,396,064
22,200	Ono Pharmaceutical Co Ltd	580,581
5,771	Orion OYJ Class B	231,226
42,723	Orkla ASA	418,986
3,208	Orpea SA(b)	371,482
22,500	Otsuka Holdings Co Ltd	954,201
5,900	PeptiDream Inc(b)	270,273
12,248	Pernod Ricard SA	2,292,579
11,400	Persol Holdings Co Ltd	224,082
6,100	Pigeon Corp	231,307
6,000	Pola Orbis Holdings Inc	144,705
13,616	QIAGEN NV(b)	659,004
10,642	Ramsay Health Care Ltd	543,551
6,891	Randstad NV	483,715
41,438	Reckitt Benckiser Group PLC	3,708,007
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,850	Recordati Industria Chimica e Farmaceutica SpA	$ 314,611
79,100	Recruit Holdings Co Ltd	3,884,301
113,621	RELX PLC	2,848,936
1,257	Remy Cointreau SA	232,169
111,656	Rentokil Initial PLC(b)	745,309
43,004	Roche Holding AG	13,966,802
24,649	Ryman Healthcare Ltd(b)	263,837
66,245	Sanofi	6,550,604
19,600	Santen Pharmaceutical Co Ltd	270,308
1,658	Sartorius Stedim Biotech	682,350
12,300	Secom Co Ltd	1,036,911
17,385	Securitas AB Class B	295,679
43,800	Seven & i Holdings Co Ltd	1,768,706
352	SGS SA	1,000,172
15,800	Shionogi & Co Ltd(a)	852,961
23,300	Shiseido Co Ltd	1,567,022
15,390	Siemens Healthineers AG(c)	834,169
51,112	Smith & Nephew PLC	970,013
4,500	Sohgo Security Services Co Ltd	212,943
27,260	Sonic Healthcare Ltd	728,969
3,115	Sonova Holding AG(b)	825,709
588	Straumann Holding AG	734,129
10,700	Sumitomo Dainippon Pharma Co Ltd	186,652
7,500	Suntory Beverage & Food Ltd	279,680
4,060	Suzuken Co Ltd	158,844
9,516	Swedish Match AB(a)	742,354
9,900	Sysmex Corp	1,068,642
1,400	Taisho Pharmaceutical Holdings Co Ltd	90,469
91,852	Takeda Pharmaceutical Co Ltd(a)	3,348,205
37,300	Terumo Corp	1,349,825
447,080	Tesco PLC	1,411,232
62,277	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	718,677
16,300	Toppan Printing Co Ltd	276,338
5,400	Toyo Suisan Kaisha Ltd	226,633
158,658	Transurban Group	1,612,950
44,703	Treasury Wine Estates Ltd	352,350
7,588	UCB SA	721,348
23,800	Unicharm Corp	999,375
157,735	Unilever PLC	8,799,456
2,803	Vifor Pharma AG	381,467
555,000	WH Group Ltd(c)	450,899
110,400	Wilmar International Ltd	445,866
130,962	Wm Morrison Supermarkets PLC	329,290
73,952	Woolworths Group Ltd	2,303,177
13,622	Worldline SA(b)(c)	1,140,396
7,900	Yakult Honsha Co Ltd	399,726
8,000	Yamazaki Baking Co Ltd(b)	129,257
		234,225,375

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Diversified — 0.24%
158,924	CK Hutchison Holdings Ltd	$ 1,269,694
12,779	Jardine Matheson Holdings Ltd	839,580
29,500	Swire Pacific Ltd Class A	222,223
		2,331,497
Energy — 3.60%
15,604	Ampol Ltd	292,115
67,708	APA Group	516,987
1,185,011	BP PLC	4,812,670
5,578	DCC PLC	483,683
183,350	ENEOS Holdings Inc(a)	831,836
148,230	Eni SpA	1,826,528
57,178	Equinor ASA	1,116,100
28,707	Galp Energia SGPS SA	332,780
12,056	Idemitsu Kosan Co Ltd(a)	311,226
62,400	Inpex Corp	426,685
4,344	Koninklijke Vopak NV	216,147
10,452	Lundin Energy AB	328,738
24,468	Neste OYJ	1,299,396
115,768	Oil Search Ltd	361,958
8,350	OMV AG	423,157
86,710	Repsol SA	1,076,261
239,780	Royal Dutch Shell PLC Class A	4,660,439
216,683	Royal Dutch Shell PLC Class B	3,988,005
102,309	Santos Ltd	553,763
13,678	Siemens Gamesa Renewable Energy SA(b)	530,495
147,361	Total SE	6,869,960
11,509	Vestas Wind Systems A/S	2,374,155
55,232	Woodside Petroleum Ltd	1,009,524
		34,642,608
Financial — 20.11%
55,571	3i Group PLC	882,783
26,577	ABN AMRO Bank NV(a)(b)(c)	322,645
25,100	Acom Co Ltd(b)	116,910
10,788	Admiral Group PLC	460,942
104,217	Aegon NV	495,165
6,710	Aeon Mall Co Ltd(a)	117,067
12,534	Afterpay Ltd(b)	978,956
10,251	Ageas SA	619,021
707,000	AIA Group Ltd	8,651,397
24,104	Allianz SE	6,130,998
218,103	AMP Ltd	210,283
3,322	Amundi SA(b)(c)	265,501
57,329	Aroundtown SA	408,290
180,040	Ascendas Real Estate Investment Trust REIT	408,981
65,135	Assicurazioni Generali SpA(b)	1,301,345
11,228	ASX Ltd	607,766
165,213	Australia & New Zealand Banking Group Ltd	3,547,199
229,212	Aviva PLC	1,291,687
113,942	AXA SA	3,058,695
2,627	Azrieli Group Ltd	162,332
2,686	Baloise Holding AG	456,759
Shares		Fair Value
Financial — (continued)
388,816	Banco Bilbao Vizcaya Argentaria SA	$ 2,026,190
106,001	Banco Espirito Santo SA(b)	360
1,009,491	Banco Santander SA(b)	3,443,218
64,378	Bank Hapoalim BM(b)	500,672
86,979	Bank Leumi Le-Israel BM	572,936
83,520	Bank of East Asia Ltd(a)	177,908
3,000	Bank of Kyoto Ltd	184,812
1,878	Banque Cantonale Vaudoise	183,243
1,014,707	Barclays PLC	2,598,317
65,720	BNP Paribas SA(b)	4,004,289
221,000	BOC Hong Kong Holdings Ltd	773,146
48,721	British Land Co PLC REIT	338,829
216,061	CaixaBank SA	670,830
257,969	CapitaLand Integrated Commercial Trust REIT(b)	417,419
144,857	CapitaLand Ltd	405,877
33,500	Chiba Bank Ltd(a)(b)	219,304
151,924	CK Asset Holdings Ltd	924,850
8,999	CNP Assurances(b)	170,684
54,926	Commerzbank AG(b)	337,061
103,723	Commonwealth Bank of Australia	6,805,755
65,100	Concordia Financial Group Ltd	264,050
3,126	Covivio REIT	267,363
66,111	Credit Agricole SA(b)	957,437
141,368	Credit Suisse Group AG	1,495,584
62,700	Dai-ichi Life Holdings Inc(a)	1,077,808
3,800	Daito Trust Construction Co Ltd(a)	441,536
107	Daiwa House Investment Corp REIT(b)	287,520
81,900	Daiwa Securities Group Inc	424,240
41,210	Danske Bank A/S	770,932
104,992	DBS Group Holdings Ltd	2,251,174
113,138	Deutsche Bank AG(b)	1,353,248
11,261	Deutsche Boerse AG	1,871,235
19,813	Deutsche Wohnen SE	924,249
62,763	Dexus REIT	466,684
75,015	Direct Line Insurance Group PLC	323,722
53,368	DNB ASA	1,137,962
13,455	EQT AB	442,989
16,129	Erste Group Bank AG(b)	546,425
93,600	ESR Cayman Ltd(b)(c)	307,844
2,279	Eurazeo SE(b)	173,375
6,235	Exor NV	525,880
5,608	Fastighets AB Balder Class B(b)	277,639
35,199	FinecoBank Banca Fineco SpA(a)(b)	575,850
10,600	Fukuoka Financial Group Inc	201,125
2,578	Gecina SA REIT	354,866
10,956	Gjensidige Forsikring ASA	256,943
249	GLP J-REIT	409,160
98,906	Goodman Group REIT	1,365,727
106,858	GPT Group REIT	374,856
6,802	Groupe Bruxelles Lambert SA	703,642
108,000	Hang Lung Properties Ltd	281,906

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
43,500	Hang Seng Bank Ltd	$ 844,691
3,511	Hannover Rueck SE	641,138
18,815	Hargreaves Lansdown PLC	399,647
82,830	Henderson Land Development Co Ltd	373,821
70,412	Hong Kong Exchanges & Clearing Ltd	4,177,255
64,400	Hongkong Land Holdings Ltd	316,732
1,190,798	HSBC Holdings PLC	6,939,990
18,300	Hulic Co Ltd(b)	216,328
6,918	Industrivarden AB Class A(b)	254,518
9,925	Industrivarden AB Class C(b)	348,306
229,549	ING Groep NV	2,803,742
136,150	Insurance Australia Group Ltd(b)	485,012
972,083	Intesa Sanpaolo SpA(b)	2,633,940
26,485	Investor AB Class B	2,113,233
69,540	Israel Discount Bank Ltd Class A	289,104
28,700	Japan Exchange Group Inc	674,179
424	Japan Metropolitan Fund Invest REIT	434,376
24,400	Japan Post Bank Co Ltd(a)	234,637
89,900	Japan Post Holdings Co Ltd	801,211
13,900	Japan Post Insurance Co Ltd	285,543
77	Japan Real Estate Investment Corp REIT	455,024
13,353	Julius Baer Group Ltd	853,303
14,700	KBC Group NV(b)	1,069,597
14,462	Kinnevik AB Class B	702,883
12,096	Klepierre SA REIT	281,544
4,053	L E Lundbergforetagen AB Class B(b)	221,354
39,280	Land Securities Group PLC REIT	373,447
4,130	LEG Immobilien SE	543,249
354,050	Legal & General Group PLC	1,358,901
122,795	Link REIT	1,120,350
4,141,050	Lloyds Banking Group PLC(b)	2,428,968
18,527	London Stock Exchange Group PLC	1,770,673
146,009	M&G PLC	417,046
20,078	Macquarie Group Ltd	2,340,668
7,998	Magellan Financial Group Ltd(b)	276,057
128,600	Mapletree Commercial Trust REIT	203,187
179,127	Mapletree Logistics Trust REIT	257,567
155,023	Medibank Pvt Ltd	330,431
35,537	Mediobanca Banca di Credito Finanziario SpA(b)	393,796
285,989	Melrose Industries PLC	657,435
233,577	Mirvac Group REIT	445,573
69,600	Mitsubishi Estate Co Ltd	1,218,800
39,100	Mitsubishi HC Capital Inc(a)	236,357
714,600	Mitsubishi UFJ Financial Group Inc(a)	3,821,174
53,800	Mitsui Fudosan Co Ltd	1,226,397
6,741	Mizrahi Tefahot Bank Ltd(b)	175,777
141,010	Mizuho Financial Group Inc(a)	2,039,059
Shares		Fair Value
Financial — (continued)
26,700	MS&AD Insurance Group Holdings Inc(a)	$ 785,407
8,190	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,522,276
191,996	National Australia Bank Ltd	3,803,919
56,664	Natixis SA(b)	270,847
291,435	Natwest Group PLC	788,377
86,108	New World Development Co Ltd	447,304
83	Nippon Building Fund Inc REIT	489,101
117	Nippon Prologis Inc REIT	376,219
17,216	NN Group NV	839,824
183,000	Nomura Holdings Inc	969,618
7,000	Nomura Real Estate Holdings Inc	169,203
237	Nomura Real Estate Master Fund Inc REIT	356,826
188,841	Nordea Bank Abp	1,862,019
77,900	ORIX Corp	1,317,506
154	Orix J-REIT Inc	268,221
197,885	Oversea-Chinese Banking Corp Ltd	1,731,297
1,110	Partners Group Holding AG	1,418,498
31,436	Phoenix Group Holdings PLC	317,735
152,532	Prudential PLC	3,248,282
85,104	QBE Insurance Group Ltd	623,261
9,542	Raiffeisen Bank International AG(b)	209,475
3,063	REA Group Ltd	331,459
120,300	Resona Holdings Inc(a)	505,321
62,240	RSA Insurance Group PLC	583,717
27,855	Sampo OYJ Class A	1,255,992
14,840	SBI Holdings Inc	403,265
303,927	Scentre Group REIT	654,383
7,140	Schroders PLC	344,387
8,690	Scor SE(b)	296,008
68,960	Segro PLC REIT	890,993
6,400	Shinsei Bank Ltd(b)	103,431
25,100	Shizuoka Bank Ltd(b)	197,319
44,800	Singapore Exchange Ltd	332,269
198,812	Sino Land Co Ltd	277,457
95,880	Skandinaviska Enskilda Banken AB(a)	1,169,592
47,875	Societe Generale SA(b)	1,251,689
943	Sofina SA	318,813
19,850	Sompo Holdings Inc(a)	760,575
31,426	St James's Place PLC	551,511
157,183	Standard Chartered PLC	1,082,079
129,896	Standard Life Aberdeen PLC	518,762
136,362	Stockland REIT(b)	457,757
76,900	Sumitomo Mitsui Financial Group Inc(a)	2,787,417
19,086	Sumitomo Mitsui Trust Holdings Inc	665,901
17,900	Sumitomo Realty & Development Co Ltd	634,080
76,000	Sun Hung Kai Properties Ltd	1,150,780
74,771	Suncorp Group Ltd	563,333

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
111,700	Suntec Real Estate Investment Trust REIT	$ 129,831
90,260	Svenska Handelsbanken AB Class A(a)	981,235
52,526	Swedbank AB Class A	926,132
72,800	Swire Properties Ltd	225,971
1,822	Swiss Life Holding AG	895,398
4,202	Swiss Prime Site AG	387,920
16,597	Swiss Re AG	1,632,200
30,200	T&D Holdings Inc	388,602
36,500	Tokio Marine Holdings Inc	1,737,076
2,700	Tokyo Century Corp(a)	181,923
37,300	Tokyu Fudosan Holdings Corp	221,773
15,747	Tryg A/S(a)	371,140
213,257	UBS Group AG	3,299,403
8,213	Unibail-Rodamco-Westfield REIT(a)(b)	656,207
122,562	UniCredit SpA(b)	1,294,608
69,206	United Overseas Bank Ltd	1,334,432
157	United Urban Investment Corp REIT	211,294
31,206	UOL Group Ltd(b)	183,515
237,809	Vicinity Centres REIT	300,626
31,192	Vonovia SE	2,038,382
6,169	Washington H Soul Pattinson & Co Ltd(a)(b)	148,510
1,418	Wendel SE	175,975
210,947	Westpac Banking Corp	3,912,844
96,300	Wharf Real Estate Investment Co Ltd	541,531
8,772	Zurich Insurance Group AG	3,733,816
		193,663,262
Industrial — 13.99%
107,125	ABB Ltd	3,258,901
13,981	ACS Actividades de Construccion y Servicios SA	464,669
3,946	Aena SME SA(b)(c)	640,194
1,810	Aeroports de Paris(b)	215,931
10,800	AGC Inc	453,331
34,355	Airbus SE(b)	3,896,467
18,278	Alfa Laval AB(b)	552,424
15,177	Alstom SA(b)	756,227
17,700	Amada Co Ltd	197,667
175	AP Moller - Maersk A/S Class A	380,812
363	AP Moller - Maersk A/S Class B	842,711
58,182	Assa Abloy AB Class B	1,674,501
39,260	Atlas Copco AB Class A	2,393,574
22,911	Atlas Copco AB Class B	1,194,063
71,879	Auckland International Airport Ltd(b)	394,660
105,804	Aurizon Holdings Ltd	314,420
7,100	Azbil Corp	306,113
190,981	BAE Systems PLC	1,329,486
13,355	Bouygues SA	534,932
12,300	Brother Industries Ltd	273,188
Shares		Fair Value
Industrial — (continued)
12,100	Casio Computer Co Ltd(a)	$ 228,662
18,436	Cellnex Telecom SA(c)	1,062,806
8,400	Central Japan Railway Co	1,257,651
30,124	Cie de Saint-Gobain(b)	1,778,875
6,584	CIMIC Group Ltd(a)(b)	88,172
41,500	CK Infrastructure Holdings Ltd	247,407
58,577	CNH Industrial NV(b)	906,787
45,740	CRH PLC	2,140,490
6,000	Daifuku Co Ltd	589,615
14,600	Daikin Industries Ltd	2,951,519
146	Dassault Aviation SA(b)	162,361
57,953	Deutsche Post AG	3,179,363
1,700	Disco Corp	537,207
12,066	DSV Panalpina A/S	2,366,669
17,700	East Japan Railway Co	1,258,600
4,806	Eiffage SA(b)	480,547
1,630	Elbit Systems Ltd	231,000
37,492	Epiroc AB Class A	849,350
21,804	Epiroc AB Class B	454,212
11,100	FANUC Corp	2,668,519
27,815	Ferrovial SA(b)	726,834
7,800	Fuji Electric Co Ltd	326,359
8,561	GEA Group AG(b)	351,137
2,203	Geberit AG	1,402,089
25,921	Getlink SE(b)	397,357
22,353	Halma PLC	731,012
13,000	Hankyu Hanshin Holdings Inc(b)	417,107
2,500	Harmonic Drive Systems Inc	169,497
8,966	HeidelbergCement AG	814,635
16,287	Hexagon AB Class B	1,503,426
1,679	Hirose Electric Co Ltd	258,827
6,700	Hitachi Construction Machinery Co Ltd	214,705
56,900	Hitachi Ltd	2,579,185
1,389	Hochtief AG	124,355
22,000	Hoya Corp	2,589,330
25,388	Husqvarna AB Class B	366,009
5,800	Ibiden Co Ltd	267,972
14,390	Infrastrutture Wireless Italiane SpA(c)	160,267
8,803	Investment AB Latour Class B	228,101
26,817	James Hardie Industries PLC	810,506
3,100	Japan Airport Terminal Co Ltd	152,892
11,500	JSR Corp	348,033
24,800	Kajima Corp	352,739
5,900	Keihan Holdings Co Ltd	245,618
12,000	Keikyu Corp	181,440
5,800	Keio Corp	390,501
7,200	Keisei Electric Railway Co Ltd	235,735
79,700	Keppel Corp Ltd	315,761
10,760	Keyence Corp	4,903,937
8,791	Kingspan Group PLC	743,715
9,700	Kintetsu Group Holdings Co Ltd(b)	370,395
4,003	KION Group AG	395,520
4,342	Knorr-Bremse AG	541,850
50,600	Komatsu Ltd	1,568,059
19,714	Kone OYJ Class B	1,611,353

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
59,100	Kubota Corp	$ 1,348,188
3,094	Kuehne + Nagel International AG	883,728
5,900	Kurita Water Industries Ltd	253,491
18,800	Kyocera Corp	1,196,243
9,400	Kyushu Railway Co(a)	218,961
30,460	LafargeHolcim Ltd	1,791,199
15,415	Legrand SA	1,432,184
40,220	Lendlease Corp Ltd	396,547
14,800	Lixil Corp	411,873
13,300	Makita Corp	571,261
20,800	MINEBEA MITSUMI Inc	533,862
17,000	MISUMI Group Inc	495,202
106,100	Mitsubishi Electric Corp	1,621,532
18,400	Mitsubishi Heavy Industries Ltd	572,935
5,200	Miura Co Ltd	281,358
88,702	MTR Corp Ltd	504,491
3,161	MTU Aero Engines AG	744,628
33,700	Murata Manufacturing Co Ltd	2,712,697
6,500	Nabtesco Corp	297,428
11,600	Nagoya Railroad Co Ltd(b)	276,356
18,108	Nibe Industrier AB Class B	561,591
26,100	Nidec Corp	3,182,316
4,500	Nippon Express Co Ltd	335,664
8,300	Nippon Yusen KK	283,864
19,000	NSK Ltd	195,354
40,400	Obayashi Corp	370,831
17,000	Odakyu Electric Railway Co Ltd(a)	465,155
10,500	Omron Corp	822,490
25,623	Orica Ltd	272,388
6,400	Otsuka Corp	300,089
29,431	Poste Italiane SpA(c)	373,763
13,906	Prysmian SpA	451,531
2,300	Rinnai Corp	257,972
531	ROCKWOOL International A/S Class B	223,496
499,664	Rolls-Royce Holdings PLC(b)	725,273
18,843	Safran SA(b)	2,563,176
65,771	Sandvik AB(b)	1,799,620
3,603	Schindler Holding AG	1,050,417
31,496	Schneider Electric SE	4,797,966
14,100	Seibu Holdings Inc(b)	155,711
17,900	SG Holdings Co Ltd	410,972
12,400	Shimadzu Corp	449,629
29,600	Shimizu Corp	239,676
44,725	Siemens AG	7,348,862
22,786	Siemens Energy AG(b)	817,937
8,289	Sika AG	2,370,276
96,500	Singapore Technologies Engineering Ltd	279,516
20,352	Skanska AB Class B(a)	510,421
22,286	SKF AB Class B(a)	634,137
3,400	SMC Corp	1,980,093
23,411	Smiths Group PLC	495,790
4,357	Spirax-Sarco Engineering PLC	684,267
78,989	Sydney Airport(b)	373,242
7,000	Taiheiyo Cement Corp	184,446
10,600	Taisei Corp	408,962
Shares		Fair Value
Industrial — (continued)
7,500	TDK Corp	$ 1,044,058
78,500	Techtronic Industries Co Ltd	1,345,789
28,291	Tenaris SA	319,915
6,239	Thales SA	619,219
7,700	THK Co Ltd	267,152
11,600	Tobu Railway Co Ltd	312,452
31,000	Tokyu Corp	413,421
23,000	Toshiba Corp	778,487
8,000	TOTO Ltd	492,368
14,700	Venture Corp Ltd	219,507
30,490	Vinci SA	3,122,852
26,779	Wartsila OYJ Abp	280,721
9,500	West Japan Railway Co	527,116
102,000	Xinyi Glass Holdings Ltd	335,079
17,300	Yamato Holdings Co Ltd	475,080
14,300	Yaskawa Electric Corp	714,460
12,200	Yokogawa Electric Corp	225,368
		134,724,442
Technology — 5.93%
11,300	Advantest Corp	992,504
2,812	ASM International NV	815,324
16,500	ASM Pacific Technology Ltd	211,162
24,886	ASML Holding NV	15,269,339
5,579	Atos SE(b)	434,967
6,293	AVEVA Group PLC	296,764
1,567	Bechtle AG(b)	293,963
58,900	Canon Inc	1,339,033
9,600	Capcom Co Ltd	312,298
9,387	Capgemini SE	1,596,049
6,378	Check Point Software Technologies Ltd(b)	714,145
30,316	Computershare Ltd	347,860
2,097	CyberArk Software Ltd(b)	271,226
7,698	Dassault Systemes SE	1,645,368
21,100	FUJIFILM Holdings Corp	1,255,203
11,500	Fujitsu Ltd	1,673,407
8,000	Hamamatsu Photonics KK	473,953
76,939	Infineon Technologies AG	3,273,581
5,800	Itochu Techno-Solutions Corp	187,426
3,770	Koei Tecmo Holdings Co Ltd(b)	169,727
5,200	Konami Holdings Corp	310,438
4,400	Lasertec Corp(b)	581,070
9,452	Logitech International SA	991,271
15,400	NEC Corp	909,301
3,597	Nemetschek SE	229,612
27,900	Nexon Co Ltd	905,300
19,069	Nomura Research Institute Ltd	592,433
36,300	NTT Data Corp	562,974
4,100	Obic Co Ltd	752,316
2,200	Oracle Corp Japan	215,370
43,700	Renesas Electronics Corp(b)	478,463
40,800	Ricoh Co Ltd(a)	415,881
5,000	Rohm Co Ltd	490,369
62,460	Sage Group PLC	527,505
61,051	SAP SE	7,488,340
3,300	SCSK Corp	196,123

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
15,000	Seiko Epson Corp(a)	$ 244,876
5,700	Square Enix Holdings Co Ltd	317,028
36,976	STMicroelectronics NV	1,412,687
14,400	SUMCO Corp	330,010
8,917	TeamViewer AG(b)	381,348
3,464	Teleperformance	1,262,963
3,910	Temenos AG	564,169
12,100	TIS Inc(b)	289,686
8,800	Tokyo Electron Ltd	3,824,776
5,199	Ubisoft Entertainment SA(b)	395,155
8,762	WiseTech Global Ltd	194,971
7,291	Xero Ltd(b)	705,666
		57,143,400
Utilities — 3.56%
39,742	AGL Energy Ltd	292,154
114,571	AusNet Services	160,141
37,000	Chubu Electric Power Co Inc	476,763
15,300	Chugoku Electric Power Co Inc(a)	187,986
98,500	CLP Holdings Ltd	959,064
133,302	E.On SE	1,553,504
162,676	EDP - Energias de Portugal SA	929,156
35,437	Electricite de France SA(b)	475,361
1,820	Elia Group SA	200,434
15,130	Enagas SA	329,394
18,036	Endesa SA	477,998
475,518	Enel SpA(b)	4,730,164
105,893	Engie SA(b)	1,504,250
26,885	Fortum OYJ(b)	718,075
179,000	HK Electric Investments & HK Electric Investments Ltd(c)	177,853
614,504	Hong Kong & China Gas Co Ltd	974,351
352,389	Iberdrola SA(b)	4,548,262
39,800	Kansai Electric Power Co Inc	431,506
23,800	Kyushu Electric Power Co Inc	235,021
42,044	Mercury NZ Ltd	191,074
69,603	Meridian Energy Ltd	262,392
205,820	National Grid PLC	2,442,649
16,541	Naturgy Energy Group SA(a)	406,129
98,177	Origin Energy Ltd	351,741
10,961	Orsted AS(c)	1,769,822
21,000	Osaka Gas Co Ltd	409,809
82,000	Power Assets Holdings Ltd	485,357
24,698	Red Electrica Corp SA	438,093
37,138	RWE AG	1,457,366
13,348	Severn Trent PLC	424,384
120,726	Snam SpA	669,299
61,933	SSE PLC	1,241,398
19,754	Suez SA	418,372
84,754	Terna Rete Elettrica Nazionale SpA	640,072
4,700	Toho Gas Co Ltd	290,031
23,500	Tohoku Electric Power Co Inc	222,209
87,700	Tokyo Electric Power Co Holdings Inc(b)	293,166
Shares		Fair Value
Utilities — (continued)
21,600	Tokyo Gas Co Ltd	$ 481,221
11,619	Uniper SE	420,878
39,547	United Utilities Group PLC	505,241
32,152	Veolia Environnement SA	824,848
4,270	Verbund AG(a)	310,170
		34,317,158
TOTAL COMMON STOCK — 98.10% (Cost $742,279,238)		$944,556,660
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	210,750
Consumer, Cyclical — 0.44%
3,408	Bayerische Motoren Werke AG	271,303
9,193	Porsche Automobil Holding SE	975,390
10,851	Volkswagen AG	3,037,431
		4,284,124
Consumer, Non-Cyclical — 0.12%
10,470	Henkel AG & Co KGaA	1,177,186
Industrial — 0.11%
2,047	Sartorius AG	1,020,554
TOTAL PREFERRED STOCK — 0.69% (Cost $4,495,368)		$6,692,614
RIGHTS
Utilities — 0.01%
374,246	Iberdrola SA(b)	75,473
TOTAL RIGHTS — 0.01% (Cost $27,143)		$75,473
GOVERNMENT MONEY MARKET MUTUAL FUNDS
12,775,000	Blackrock FedFund Institutional Class(d), 0.01%(e)	12,775,000
8,773,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.03%(e)	8,773,000
12,019,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.03%(e)	12,019,000

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
8,596,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.04%(e)	$ 8,596,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.38% (Cost $42,163,000)		$42,163,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.54%
$ 5,227,598	Undivided interest of 11.98% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $5,227,598 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(d)	5,227,598
TOTAL SHORT TERM INVESTMENTS — 0.54% (Cost $5,227,598)		$5,227,598
TOTAL INVESTMENTS — 103.72% (Cost $794,192,347)		$998,715,345
OTHER ASSETS & LIABILITIES, NET — (3.72)%		$(35,844,595)
TOTAL NET ASSETS — 100.00%		$962,870,750
(a)	All or a portion of the security is on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EMINI Index	125	USD	13,700,000	June 2021	$(67,108)
				Net Depreciation	$(67,108)
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	EUR	114,435	USD	134,498	April 06, 2021	$(283)
CIT	USD	2,920	AUD	3,831	April 20, 2021	10
CIT	USD	97,820	EUR	82,669	April 01, 2021	874
CIT	USD	11,228	EUR	9,488	April 06, 2021	100
CIT	USD	2,143	EUR	1,810	May 07, 2021	19
CIT	USD	11,998	GBP	8,743	May 04, 2021	(55)
CIT	USD	7,740	GBP	5,640	May 06, 2021	(35)
CIT	USD	8,063	GBP	5,875	May 07, 2021	(37)
CIT	USD	99,218	GBP	72,297	May 12, 2021	(453)
CIT	USD	6,210	HKD	48,220	April 15, 2021	7
CIT	USD	3,586	HKD	27,833	April 20, 2021	5
CIT	USD	8,555	HKD	66,447	April 22, 2021	7
CIT	USD	8,993	JPY	986,000	May 21, 2021	84
CIT	USD	5,458	JPY	598,400	May 25, 2021	51
CIT	USD	13,514	JPY	1,481,550	May 26, 2021	126
CIT	USD	9,346	JPY	1,024,590	May 27, 2021	87
CIT	USD	11,249	JPY	1,233,265	May 28, 2021	105
CIT	USD	166,090	JPY	18,207,735	June 01, 2021	1,553
CIT	USD	58,508	JPY	6,413,939	June 02, 2021	547
CIT	USD	23,951	JPY	2,625,650	June 03, 2021	224
CIT	USD	66,865	JPY	7,329,925	June 04, 2021	625
CIT	USD	103,728	JPY	11,370,513	June 08, 2021	969
CIT	USD	6,168	JPY	676,090	June 09, 2021	58
CIT	USD	76,772	JPY	8,415,510	June 10, 2021	717
CIT	USD	24,709	JPY	2,708,499	June 11, 2021	230
CIT	USD	3,094	JPY	339,150	June 15, 2021	29
CIT	USD	21,064	JPY	2,308,855	June 16, 2021	196
CIT	USD	9,461	JPY	1,037,000	June 17, 2021	88
CIT	USD	127,443	JPY	13,968,985	June 18, 2021	1,188
CIT	USD	127,450	JPY	13,969,155	June 22, 2021	1,187
CIT	USD	55,175	JPY	6,047,452	June 23, 2021	514
CIT	USD	97,788	JPY	10,717,925	June 24, 2021	911
CIT	USD	214,103	JPY	23,466,196	June 25, 2021	1,994
CIT	USD	309,616	JPY	33,933,543	June 29, 2021	2,880
CIT	USD	115,761	JPY	12,687,185	June 30, 2021	1,077
CIT	USD	5,221	JPY	572,050	July 30, 2021	49
CIT	USD	8,045	NOK	68,913	April 07, 2021	(12)
MEL	USD	20,682	AUD	26,651	April 01, 2021	440
MEL	USD	8,107	AUD	10,532	April 08, 2021	107
MEL	USD	26,602	AUD	34,063	April 14, 2021	727
MEL	USD	77,805	AUD	99,626	April 15, 2021	2,128
MEL	USD	1,024,046	CHF	908,698	April 15, 2021	62,172
MEL	USD	76,008	EUR	64,776	April 07, 2021	34
MEL	USD	50,671	EUR	43,196	April 12, 2021	2
MEL	USD	1,545,546	EUR	1,268,610	April 15, 2021	57,382
MEL	USD	14,942	GBP	10,599	April 01, 2021	330
MEL	USD	153,512	GBP	110,112	April 08, 2021	1,711
MEL	USD	271,237	GBP	193,866	April 15, 2021	3,973
MEL	USD	27,755	GBP	19,996	April 28, 2021	189
MEL	USD	15,386	GBP	11,085	May 04, 2021	105
MEL	USD	12,000	GBP	8,717	May 14, 2021	(17)
MEL	USD	10,430	GBP	7,576	May 18, 2021	(15)
MEL	USD	2,952	GBP	2,144	May 19, 2021	(4)
MEL	USD	2,582	HKD	20,044	April 09, 2021	4
MEL	USD	13,573	JPY	1,416,015	April 23, 2021	782
MEL	USD	8,282	JPY	876,860	April 30, 2021	360
MEL	USD	12,563	JPY	1,329,825	May 11, 2021	548
MEL	USD	4,316	JPY	456,841	May 14, 2021	188
MEL	USD	11,020	JPY	1,166,459	May 19, 2021	480
MEL	USD	7,167	JPY	758,573	May 20, 2021	312
MEL	USD	19,046	JPY	2,015,775	May 28, 2021	831
MEL	USD	8,614	JPY	940,100	June 15, 2021	117
MEL	USD	2,048	NZD	2,858	April 01, 2021	52
MEL	USD	10,143	NZD	14,163	April 09, 2021	252
MEL	USD	3,509	NZD	5,011	April 16, 2021	9
MEL	USD	57,857	SEK	501,230	April 01, 2021	465
MEL	USD	80,337	SEK	702,540	April 08, 2021	(113)
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	121,675	SEK	1,061,590	April 09, 2021	$108
					Net Appreciation	$149,295
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$236,555,940	23.69%
United Kingdom	121,208,532	12.14
France	102,030,137	10.22
Switzerland	91,147,900	9.13
Germany	89,266,539	8.94
Australia	69,143,225	6.92
Netherlands	52,444,117	5.25
United States	47,390,598	4.74
Sweden	32,330,033	3.24
Hong Kong	32,224,847	3.23
Spain	22,638,322	2.27
Denmark	22,566,517	2.26
Italy	19,879,315	1.99
Finland	11,294,348	1.13
Singapore	10,528,951	1.05
Belgium	8,176,987	0.82
Ireland	8,009,479	0.80
Norway	5,974,908	0.60
Israel	5,606,644	0.56
New Zealand	3,154,173	0.32
Luxembourg	2,886,852	0.29
Austria	1,789,015	0.18
Portugal	1,527,864	0.15
Chile	546,251	0.05
Russia	248,744	0.02
Mexico	144,611	0.01
United Arab Emirates	496	0.00
Total	$998,715,345	100.00%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$6,939,649	$937,617,011	$—	$944,556,660
Preferred Stock	—	6,692,614	—	6,692,614
Rights	—	—	75,473	75,473
Government Money Market Mutual Funds	42,163,000	—	—	42,163,000
Short Term Investments	—	5,227,598	—	5,227,598
Total investments, at fair value:	49,102,649	949,537,223	75,473	998,715,345
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	150,318	—	150,318
Total Assets	$49,102,649	$949,687,542	$75,473	$998,865,664
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,024)	—	(1,024)
Futures Contracts(a)	$(67,108)	$—	$—	$(67,108)
Total Liabilities	$(67,108)	$(1,024)	$0	$(68,132)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the contract's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 153 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $4,453,612 in forward contracts for the reporting period.

March 31, 2021